Financial Assets/Liabilities at Fair Value through Profit or Loss - Amounts realized on derecognition of liabilities designated at FVtPL (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Amount presented in other comprehensive income transferred into retained earnings	[1]	€ (14)	€ (8)

[1]	[1] When a financial liability designated at fair value through profit or loss is derecognized/early extinguished, cumulative gains or losses in other comprehensive income attributable to the Group's own credit risk is transferred into retained earnings